Financial Income , Net	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Financial Income , Net
Note 15 - Financial Income , Net

	Year ended December 31
	2023	2024	2025
	US$ thousands

Interest income	1,254	2,597	2,620
Exchange rate differences, net	163	(625)	(918)
Bank charges	(45)	(11)	(49)

	1,372	1,961	1,653